Commitments - Summary of Contractual Obligations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 9,328
Leases	1,590	[1]
Total debt and other financial obligations	10,918	[2]
Interest payments on debt	2,755	[3]
Pension plans and other benefits	1,457	[4]
Acquisition of property, plant and equipment	109	[5]
Purchases of raw materials, fuel and energy	2,487	[6]
Total contractual obligations	17,726
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	104
Leases	311	[1]
Total debt and other financial obligations	415	[2]
Interest payments on debt	452	[3]
Pension plans and other benefits	157	[4]
Acquisition of property, plant and equipment	109	[5]
Purchases of raw materials, fuel and energy	549	[6]
Total contractual obligations	1,682
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	957
Leases	459	[1]
Total debt and other financial obligations	1,416	[2]
Interest payments on debt	890	[3]
Pension plans and other benefits	144	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	531	[6]
Total contractual obligations	2,981
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	3,768
Leases	275	[1]
Total debt and other financial obligations	4,043	[2]
Interest payments on debt	750	[3]
Pension plans and other benefits	144	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	347	[6]
Total contractual obligations	5,284
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	4,499
Leases	545	[1]
Total debt and other financial obligations	5,044	[2]
Interest payments on debt	663	[3]
Pension plans and other benefits	1,012	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	1,060	[6]
Total contractual obligations	$ 7,779

[1]	Represent nominal cash flows. As of December 31, 2020, the NPV of future payments under such leases was $1,323, of which, $436 refers to payments from 1 to 3 years and $242 refers to payments from 3 to 5 years.
[2]	The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term obligations for others of a similar nature.
[3]	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2020.
[4]	Represents estimated annual payments under these benefits for the next 10 years (note 19), including the estimate of new retirees during such future years.
[5]	Refers mainly to the expansion of a cement-production line in the Philippines.
[6]	Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel.